Capital Structure and Financial Matters (Tables)	12 Months Ended
Dec. 31, 2023
Capital Structure and Financial Matters
Schedule of changes in the share capital

	Number of	Share Capital
	Ordinary Shares	(DKK in thousands)
Share capital, December 31, 2020	16,198,668	16,198
Capital increase at February 9, 2021 (for initial public offering)	3,000,000	3,000
Capital increase at November 9, 2021 (for follow-on offering)	3,942,856	3,943
Capital increase November 2021 (exercised warrants)	62,284	63
Share capital, December 31, 2021	23,203,808	23,204
Capital increase April 2022 (exercised warrants)	54,072	54
Capital increase June 2022 (exercised warrants)	92,313	92
Capital increase June 2022 (exercised warrants)	37,665	38
Capital increase at June 7, 2022 (LPC purchase agreement)	428,572	429
Capital increase June 2022 (exercised warrants)	17,264	17
Capital increase August 2022 (exercised warrants)	92,313	92
Capital increase August 2022 (exercised warrants)	41,085	41
Capital increase September 2022 (exercised warrants)	10,836	11
Capital increase at October 13, 2022 (JonesTrading sales agreement)	23,405	23
Capital increase at October 17, 2022 (JonesTrading sales agreement)	26,396	26
Capital increase at October 20, 2022 (JonesTrading sales agreement)	64,601	65
Capital increase at December 5, 2022 (exercised warrants)	42,633	43
Capital increase at December 29, 2022 (JonesTrading sales agreement)	4,450	4
Share capital, December 31, 2022	24,139,413	24,139
Capital increase at January 4, 2023 (JonesTrading sales agreement)	186,584	187
Capital increase at January 4, 2023 (JonesTrading sales agreement)	447,829	448
Capital increase at January 5, 2023 (JonesTrading sales agreement)	94,278	94
Capital increase at January 20, 2023 (JonesTrading sales agreement)	259,407	259
Capital increase at January 24, 2023 (JonesTrading sales agreement)	79,657	80
Capital increase at January 24, 2023 (JonesTrading sales agreement)	71,678	72
Capital increase at February 7, 2023 (JonesTrading sales agreement)	96,271	96
Capital increase at February 9, 2023 (JonesTrading sales agreement)	1,003,802	1,004
Capital increase at February 13, 2023 (JonesTrading sales agreement)	42,808	43
Capital increase at March 24, 2023 (JonesTrading sales agreement)	16,280	16
Capital increase May 2023 (exercised warrants)	134,730	135
Capital increase May 2023 (exercised warrants)	51,125	51
Capital increase June 2023 (exercised warrants)	150,000	150
Capital increase at June 6, 2023 (JonesTrading sales agreement)	861,614	862
Capital increase June 2023 (exercised warrants)	4,824	5
Capital increase at July 18, 2023 (JonesTrading sales agreement)	11,348	11
Capital increase September 2023 (exercised warrants)	10,836	11
Capital increase at September 22, 2023 (JonesTrading sales agreement)	54,099	54
Capital increase at September 26, 2023 (JonesTrading sales agreement)	51,750	52
Capital increase at September 27, 2023 (JonesTrading sales agreement)	45,807	46
Capital increase at October 2, 2023 (JonesTrading sales agreement)	54,829	55
Capital increase at November 1, 2023 (JonesTrading sales agreement)	50,281	50
Capital increase at November 15, 2023 (JonesTrading sales agreement)	19,387	19
Capital increase at November 16, 2023 (JonesTrading sales agreement)	77,119	77
Capital increase at November 21, 2023 (JonesTrading sales agreement)	43,950	44
Capital increase at November 21, 2023 (JonesTrading sales agreement)	21,136	21
Capital increase at November 30, 2023 (JonesTrading sales agreement)	24,316	24
Capital increase at December 4, 2023 (JonesTrading sales agreement)	65,724	66
Capital increase at December 21, 2023 (2023 SPA)	9,726,898	9,727
Share capital, December 31, 2023	37,897,780	37,898

	December 31,
	2023	2022

	(USD in thousands)
Authorized, issued and fully paid
37,897,780 (2022: 24,139,413) ordinary shares of DKK 1 each (2022: ordinary shares of DKK 1 each)	$5,899	$3,886
Total share capital	$5,899	$3,886

Schedule of Executive Management's and Board of Director's holding of shares

Number of ordinary shares owned	2023	2022	2021
Christian Kanstrup	1,493,014	—	—
Bo Karmark	—	2,000	—
Jesper Nyegaard Nissen	99,913	—	—
Birgitte Rønø	148,123	—	—
Andreas Holm Mattsson	4,267,931	4,071,961	4,163,832
Niels Iversen Møller	—	—	4,292,604
Lars Aage Staal Wegner	—	82,124	182,124
Executive Management in total	6,008,981	4,156,085	8,638,560

Number of ordinary shares owned	2023	2022	2021
Niels Iversen Møller	4,292,678	4,196,840	—
Roberto Prego	539,069	310,248	310,248
Lars Holtug	157,891	—	—
Marianne Søgaard	1,684,547	41,652	41,652
Steven Projan	—	27,288	27,288
Board of Directors in total	6,674,185	4,576,028	379,188